Cover	Feb. 12, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 12, 2024
Entity File Number	001-41053
Entity Registrant Name	LAMF GLOBAL VENTURES CORP. I
Entity Central Index Key	0001879297
Entity Tax Identification Number	98-1616579
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	9255 Sunset Blvd.
Entity Address, Address Line Two	Suite 515
Entity Address, City or Town	West Hollywood
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90069
City Area Code	424
Local Phone Number	343-8760
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	LGVCU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 par value
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 par value
Trading Symbol	LGVC
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	LGVCW
Security Exchange Name	NASDAQ